Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended							12 Months Ended	1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 27, 2011 Vessel	Dec. 31, 2012 Affiliated Entity [Member]	Dec. 31, 2011 Affiliated Entity [Member]	Dec. 31, 2010 Affiliated Entity [Member]	Jun. 15, 2011 Skaugen Multigas Subsidiary [Member] Vessel	Jul. 31, 2008 Skaugen Multigas Subsidiary [Member] m3 Vessel	Dec. 31, 2012 Skaugen Multigas Subsidiary [Member]	Dec. 31, 2011 Skaugen Multigas Subsidiary [Member] Teekay Corporation [Member]	Dec. 31, 2012 Toledo Spirit [Member]	Dec. 31, 2011 Toledo Spirit [Member]	Dec. 31, 2010 Toledo Spirit [Member]	Dec. 31, 2010 LPG Carriers [Member] Interest rate swap agreements [Member]	Dec. 31, 2008 Kenai LNG [ Member] Carriers	Dec. 31, 2011 Three Angola Carriers [Member]	Jan. 31, 2012 Fourth Angola Carrier [Member]	Feb. 28, 2012 Marubeni Corporation [Member] Carriers	Dec. 31, 2012 Angola LNG Carrier [Member] m3 Carriers	Dec. 31, 2007 Angola LNG Carrier [Member] Carriers m3	Dec. 31, 2007 Angola LNG Carrier [Member] Teekay Corporation [Member]	Mar. 17, 2010 Conventional Tankers [Member] Tanker	Dec. 31, 2010 Conventional Tankers [Member] Vessel	Mar. 17, 2010 Conventional Tankers [Member] Secured Debt [Member]	Mar. 17, 2010 Conventional Tankers [Member] Line of Credit [Member]
Related Party Transaction [Line Items]
Number of tankers acquired				3																			3	3
Acquisition cost of vessels and associated fixed-rate contracts								$ 114,500,000									$ 57,300,000	$ 19,100,000					$ 160,000,000
Cash financed by partnership for acquisition																							10,000,000			24,000,000
Equity distribution to parent in form of excess of purchase price over book value of assets			49,376,000					8,200,000							1,500,000		46,200,000	15,900,000					3,600,000
Debt assumed by acquiring company																	193,800,000	64,800,000							126,000,000
Working capital acquired in exchange for a short-term vendor loan																							15,000,000
General and administrative expenses attributable to the operations of the subsidiaries	27,149,000	24,120,000	23,247,000		19,710,000	15,468,000	14,919,000																	700,000
Interest expenses net	54,211,000	49,880,000	49,019,000																					300,000
Number of LNG carriers																2			6	4
Crewing and manning costs payables to the subsidiaries of Teekay Corporation					0	4,100,000
Non-interest bearing advances to affiliates	13,864,000	11,922,000			13,864,000	11,922,000
Non-interest bearing advances from affiliates	12,083,000	17,400,000			12,083,000	17,400,000
Remaining term of the time-charter contract												13 years
Partnership losses												900,000	(100,000)	(1,900,000)
Carriers owned								2	2
Carriers volume									12,000											160,400	160,400
Fixed rate time characters service period for project								15 years										20 years			20 years
Acquisition percent of interest In LNG carriers								100.00%		100.00%									52.00%
Notional amount															30,000,000
Percentage interest sold in Skaugen Multigas subsidiaries and Skaugen LPG carriers											1.00%
Sale price of interest sold in Skaugen Multigas subsidiaries and Skaugen LPG carriers											1,800,000
Number of new chartered carriers																					4
Cost to construct carriers																					906,200,000	299,000,000
Equity method investment ownership percentage																	33.00%	33.00%		33.00%		33.00%
One-time fee to Teekay Corporation for its support in partnership's successful acquisition																			$ 7,000,000